Operating Segment Information - Summary of Revenue from External Customers (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
North America
Disclosure Of Operating Segments [Line Items]
Revenue	$ 33,915,000	$ 23,146,000